FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE

The Company’s main financial assets are cash and cash equivalents and trade accounts receivable and represent the Company’s maximum exposure to credit risk in connection with its financial assets. Wherever possible and commercially practical the Company holds cash with major financial institutions In Israel.

	June 30,	December 31,
	2026	2025

Cash and Cash Equivalents	$14,782	$13,525
Restricted cash	3,875	384
Investment in financial assets	28,614	55,642
Short term and long term trade receivables	11,417	4,255
Long term financial assets at fair value	342	333
Other accounts receivable	2,972	2,937
Total	$62,002	$77,076

SCHEDULE OF LIQUIDITY RISKS
	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$5,113	$5,113	$-
Other accounts payable	$1,627	$1,627	$-
Loans	$2,217	$843	$1,476
Lease liability	$2,336	$1,028	$1,570